Label	Element	Value
Defined Benefit Pension Plans [Member] | Geographical Areas Excluding United States France Germany [Member]
Net defined benefit liability (asset)	ifrs-full_LiabilityAssetOfDefinedBenefitPlans	€ 35,423,686
Net defined benefit liability (asset)	ifrs-full_LiabilityAssetOfDefinedBenefitPlans	€ 36,304,000